Vessels, net	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Vessels, net

5. Vessels, net:

The amounts in the accompanying Consolidated Balance Sheets are analyzed as follows:

	Vessel	Accumulated	Net Book
	Cost	Depreciation	Value

Balance January 1, 2023	$148,736	$(34,551)	$114,185

Vessel acquisition - “Konkar Ormi”	28,500	—	28,500
Sale of Vessel - Pyxis Malou	(25,625)	9,519	(16,106)
Sale of Vessel - Pyxis Epsilon	(33,198)	10,505	(22,693)
Vessel additions	77	—	77
BWTS installation	813	—	813
Depreciation	—	(5,503)	(5,503)
Balance December 31, 2023	$119,303	$(20,030)	$99,273

Balance January 1, 2024	$119,303	$(20,030)	$99,273

Vessel acquisition - “Konkar Asteri”	26,625	—	26,625
Vessel acquisition - “Konkar Venture”	21,007	—	21,007
Vessel additions	24	—	24
Depreciation	—	(6,904)	(6,904)
Balance December 31, 2024	$166,958	$(26,934)	$140,024

PYXIS TANKERS INC.

Notes to the Consolidated Financial Statements

December 31, 2023 and 2024

(Expressed in thousands of U.S. dollars, except for share and per share data)

5. Vessels, net: - Continued:

As of December 31, 2022, 2023 and 2024, the Company reviewed the carrying amount in connection with the estimated recoverable amount for each of its vessels held and used. This review indicated that such carrying amounts were fully recoverable for the Company’s vessels held and used and, consequently, no impairment charge was deemed necessary for the years ended December 31, 2022, 2023 and 2024.

As of December 31, 2023, additions net amounted to $890 of which $813 related to the ballast water treatment system installation of the “Pyxis Theta”. As of the year-end, the remaining balance for the ballast water treatment system was $43, of which $27 was paid in early 2024.

On March 23, 2023 the Company sold the “Pyxis Malou”, the 2009 built 50,667 dwt. MR product tanker, for a sale price of $24.8 million in cash to an unaffiliated buyer located in the United Kingdom. After the repayment of the outstanding indebtedness secured by this vessel and the payment of various transaction costs, the Company received cash proceeds of $18.9 million (Note 8), and recognized an accounting gain of $8.0 million which is included in “Gain/(Loss) from the sale of vessels, net” in the accompanying Consolidated Statements of Comprehensive Income.

On September 14, 2023 the Company took delivery of a 2016 Japanese built Ultramax dry-bulk carrier named “Konkar Ormi”, which commenced her initial charter on October 5, 2023. The purchase consideration of $28.5 million, was funded by a $19.0 million secured five-year bank loan and cash equity (Note 8).

On December 15, 2023 we sold the “Pyxis Epsilon”, the 2015 built 50,295 dwt. Product tanker, for $40.75 million in cash. After the repayment of the outstanding indebtedness secured by the vessel (Note 8) and the payment of various transaction costs, we received cash proceeds of $26.8 million and recognized an accounting gain of $17,108 which is included in “Gain/(Loss) from the sale of vessels, net” in the accompanying Consolidated Statements of Comprehensive Income.

On February 15, 2024, the Company completed the acquisition of an 82,013 dwt dry-bulk vessel built in 2015 at Jiangsu New Yangzi Shipbuilding. This scrubber-fitted eco-vessel is geared with four cargo cranes and a ballast water treatment system. The $26,625 purchase price of the eco-efficient Kamsarmax was funded by a combination of secured bank debt of $14.5 million and cash on hand. The five year amortizing bank loan is priced at SOFR plus 2.35% and is secured by, among other things, the vessel. The vessel has been named the “Konkar Asteri” and commenced its commercial operations on February 29, 2024.

On June 28, 2024, the Company, through its subsidiary Accuship which has been consolidated as a VIE as discussed in Note 2, completed the acquisition of an 82,099 dwt eco-efficient Kamsarmax dry-bulk built in 2015 at Jiangsu New Yangzi Shipbuilding from a related party entity under common control with our Company’s Chairman and Chief Executive Officer. The $30,000 purchase price for the “Konkar Venture”, which is fitted with a ballast water treatment system, was funded by a combination of secured bank debt of $16,500, $12,000 cash, of which the Company contributed $7,300 in cash, and the issuance of 267,857 restricted common shares to the related party seller. Upon acquisition of the “Konkar Venture”, the difference in the fair value of the consideration paid (cash and non-cash) and the carrying amount of the vessel in the accounts of the sellers of $8,875 was considered a deemed dividend by the Company (of which, $7,493 presented in financing cash flow activities and $1,382 is non cash supplemental cash flow information for the common share issuance) and was allocated to Pyxis Tankers equity and Non-controlling interest’s equity in accordance with their ownership percentages. The five year amortizing bank loan is priced at Term SOFR +2.15% and is secured by, among other things, the vessel.

All of the Company’s vessels have been pledged as collateral to secure the bank loans discussed in Note 8.